Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Total	Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Balance - June 30, 2021 at Dec. 31, 2019			$ 18,008	$ 3,240,528	$ (8,125,257)	$ (181)	$ (4,866,902)	$ (903,513)	$ (5,770,415)
Shares, Issued at Dec. 31, 2019			18,008,591
Common stock issued for cash			$ 23,938	1,891,067			$ 1,915,005		1,915,005
Stock Issued During Period, Shares, New Issues			23,937,500				100,224,841
Foreign currency translation adjustments						(74,650)	$ (74,650)	(71,723)	(146,373)
Net income (loss)					(6,573,891)		(6,573,891)	(125,591)	(6,699,482)
Common stock issued for asset acquisition				50,000			50,000		50,000
Stock Issued During Period, Shares, Acquisitions
Common stock payable
Common stock issued for settlement of debt			$ 12,818	876,275			889,093		889,093
[custom:CommonStockIssuedForSettlementOfDebtShares]			12,818,145
Stock Issued During Period, Shares, Issued for Services			6,267,600
Common stock issued for forbearance of debt			$ 1,150	91,100			92,250		92,250
[custom:CommonStockIssuedForForbearanceOfDebtShares]			1,150,000
Common stock issued for conversion of debt			$ 46,575	1,349,865			1,396,440		1,396,440
Resolution of derivative liabilities				5,136,222			5,136,222		5,136,222
Balance - September 30, 2021 at Dec. 31, 2020	$ 10		$ 118,133	13,267,261	(14,699,148)	(74,831)	(1,388,575)	(1,006,461)	(2,395,036)
Shares, Issued at Dec. 31, 2020	10,000		118,133,432
Common stock issued for cash			$ 35,863	3,550,387			3,586,250		3,586,250
Stock Issued During Period, Shares, New Issues			35,862,500
Common stock issued for compensation			$ 600	563,400			564,000		564,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			600,000
Foreign currency translation adjustments						54,905	54,905	52,751	107,656
Net income (loss)					(1,942,391)		(1,942,391)	63,902	(1,878,489)
Preferred stock issued for conversion of common stock		$ 21	$ (21,000)	20,979
Stock Issued During Period, Shares, Conversion of Convertible Securities		21,000	(21,000,000)
Stock Issued During Period, Shares, Issued for Services			195,000
Common stock issued for forbearance of debt			$ 250	49,675			49,925		49,925
[custom:CommonStockIssuedForForbearanceOfDebtShares]			250,000
Common stock issued for conversion of debt			$ 6,081	416,214			422,295		422,295
[custom:CommonStockIssuedForVOnversionOfDebtShares]			6,080,632
Cancellation of common stock			$ (1,295)	(88,809)			(90,104)		(90,104)
[custom:CancellationOfCommonStockShares]			(1,294,600)
Resolution of derivative liabilities				708,611			708,611		708,611
Balance - September 30, 2021 at Mar. 31, 2021	$ 10	$ 21	$ 138,827	18,772,223	(16,641,539)	(19,926)	2,249,616	(889,808)	1,359,808
Shares, Issued at Mar. 31, 2021	10,000	21,000	138,826,964
Balance - June 30, 2021 at Dec. 31, 2020	$ 10		$ 118,133	13,267,261	(14,699,148)	(74,831)	(1,388,575)	(1,006,461)	(2,395,036)
Shares, Issued at Dec. 31, 2020	10,000		118,133,432
Net income (loss)							(3,128,721)
Common stock issued and to be issued for acquisition of subsidiaries
Common stock issued for asset acquisition
Common stock issued for forbearance of debt							49,925
Debt forgiveness							807,103
Balance - September 30, 2021 at Sep. 30, 2021	$ 10	$ 21	$ 141,717	22,079,704	(17,827,869)	(47,088)	4,346,495	(963,164)	3,383,331
Shares, Issued at Sep. 30, 2021	10,000	21,000	141,717,358
Balance - June 30, 2021 at Dec. 31, 2020	$ 10		$ 118,133	13,267,261	(14,699,148)	(74,831)	(1,388,575)	(1,006,461)	(2,395,036)
Shares, Issued at Dec. 31, 2020	10,000		118,133,432
Common stock issued for cash			$ 41,563	6,394,687			$ 6,436,250		6,436,250
Stock Issued During Period, Shares, New Issues			41,562,500				51,638,526
Common stock issued for compensation			$ 1,320	1,036,248			$ 1,037,568		1,037,568
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			1,320,000
Foreign currency translation adjustments						38,173	38,173	36,676	74,849
Net income (loss)					(3,837,773)		(3,837,773)	(26,228)	(3,864,001)
Common stock payable				52,161			52,161		52,161
[custom:CommonStockPayableShares]
Common stock issued for settlement of debt			$ 2,230	2,054,300			$ 2,056,530		2,056,530
[custom:CommonStockIssuedForSettlementOfDebtShares]			2,230,394
Stock Issued During Period, Shares, Issued for Services			195,000				195,000
Common stock issued for forbearance of debt			$ 250	49,675			$ 49,925		49,925
[custom:CommonStockIssuedForForbearanceOfDebtShares]			250,000
Common stock issued for conversion of debt			$ 6,081	416,214			422,295		422,295
Cancellation of common stock			$ (1,295)	(88,809)			(90,104)		(90,104)
[custom:CancellationOfCommonStockShares]			(1,294,600)
Resolution of derivative liabilities				708,611			708,611		708,611
Balance - September 30, 2021 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Balance - June 30, 2021 at Mar. 31, 2021	$ 10	$ 21	$ 138,827	18,772,223	(16,641,539)	(19,926)	2,249,616	(889,808)	1,359,808
Shares, Issued at Mar. 31, 2021	10,000	21,000	138,826,964
Common stock issued for compensation			$ 600	411,600			412,200		412,200
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			600,000
Foreign currency translation adjustments						(28,899)	(28,899)	(27,765)	(56,664)
Net income (loss)					(987,376)		(987,376)	(134,996)	(1,122,372)
Common stock issued for settlement of debt			$ 2,230	2,054,300			2,056,530		2,056,530
[custom:CommonStockIssuedForSettlementOfDebtShares]			2,230,394
Debt forgiveness				807,103			807,103		807,103
Balance - September 30, 2021 at Jun. 30, 2021	$ 10	$ 21	$ 141,657	22,045,226	(17,628,915)	(48,825)	4,509,174	(1,052,569)	3,456,605
Shares, Issued at Jun. 30, 2021	10,000	21,000	141,657,358
Common stock issued for compensation			$ 60	34,478			34,538		34,538
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Foreign currency translation adjustments						1,737	1,737	1,669	3,406
Net income (loss)					(198,954)		(198,954)	87,736	(111,218)
Balance - September 30, 2021 at Sep. 30, 2021	$ 10	$ 21	$ 141,717	22,079,704	(17,827,869)	(47,088)	4,346,495	(963,164)	3,383,331
Shares, Issued at Sep. 30, 2021	10,000	21,000	141,717,358
Balance - June 30, 2021 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Common stock issued for cash			$ 2,000	998,000			1,000,000		1,000,000
Stock Issued During Period, Shares, New Issues			2,000,000
Common stock issued for compensation			$ 60	41,079			41,139		41,139
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Foreign currency translation adjustments						(196)	(196)	(188)	(384)
Net income (loss)					(554,970)		(554,970)	30,239	(524,731)
Balance - September 30, 2021 at Mar. 31, 2022	$ 10	$ 21	$ 149,537	26,882,061	(19,091,891)	(36,854)	7,902,884	(965,962)	6,936,922
Shares, Issued at Mar. 31, 2022	10,000	21,000	149,537,358
Balance - June 30, 2021 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Common stock issued for cash							$ 1,000,000
Stock Issued During Period, Shares, New Issues							2,000,000
Common stock issued for compensation							$ 92,129
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							180,000
Net income (loss)							$ (975,013)
Common stock issued and to be issued for acquisition of subsidiaries							1,550,000
Common stock issued for asset acquisition							357,500
Common stock issued for forbearance of debt
Balance - September 30, 2021 at Sep. 30, 2022	$ 10	$ 21	$ 151,830	29,437,832	(19,511,934)	(37,935)	10,039,824	(838,158)	9,201,666
Shares, Issued at Sep. 30, 2022	10,000	21,000	151,830,378
Balance - June 30, 2021 at Mar. 31, 2022	$ 10	$ 21	$ 149,537	26,882,061	(19,091,891)	(36,854)	7,902,884	(965,962)	6,936,922
Shares, Issued at Mar. 31, 2022	10,000	21,000	149,537,358
Stock Issued During Period, Shares, New Issues
Common stock issued for compensation			$ 60	30,430			30,490		30,490
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Foreign currency translation adjustments						(522)	(522)	(501)	(1,023)
Net income (loss)					(351,180)		(351,180)	65,723	(285,457)
Common stock issued and to be issued for acquisition of subsidiaries			$ 1,462	1,548,538			1,550,000	(33,056)	1,516,944
[custom:StockIssuedDuringPeriodSharesAcquisitionsToBeIssued]			1,461,653
Common stock issued for asset acquisition			$ 500	324,500			325,000		325,000
Stock Issued During Period, Shares, Acquisitions			500,000
Common stock payable				18,900			18,900		18,900
[custom:CommonStockPayableShares]
Warrant granted				500,000			500,000		500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross
Balance - September 30, 2021 at Jun. 30, 2022	$ 10	$ 21	$ 151,559	29,304,429	(19,443,071)	(37,376)	9,975,572	(933,796)	9,041,776
Shares, Issued at Jun. 30, 2022	10,000	21,000	151,559,011
Stock Issued During Period, Shares, New Issues
Common stock issued for compensation			$ 60	20,440			20,500		20,500
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Foreign currency translation adjustments						(559)	(559)	(537)	(1,096)
Net income (loss)					(68,863)		(68,863)	96,175	27,312
Common stock issued for asset acquisition			$ 50	32,450			32,500		32,500
Stock Issued During Period, Shares, Acquisitions			50,000
Common stock issued for settlement of debt			$ 161	80,513			80,674		80,674
[custom:CommonStockIssuedForSettlementOfDebtShares]			161,367
Balance - September 30, 2021 at Sep. 30, 2022	$ 10	$ 21	$ 151,830	$ 29,437,832	$ (19,511,934)	$ (37,935)	$ 10,039,824	$ (838,158)	$ 9,201,666
Shares, Issued at Sep. 30, 2022	10,000	21,000	151,830,378